Exhibit 99

Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	4

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018

Total	$1,610,360,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,263,273.24

Principal:
Principal Collections	$29,089,384.61
Prepayments in Full	$31,371,621.69
Liquidation Proceeds	$342,779.88
Recoveries	$442.02

Sub Total	$60,804,228.20

Collections	$66,067,501.44

Purchase Amounts:
Purchase Amounts Related to Principal	$161,071.43
Purchase Amounts Related to Interest	$699.74

Sub Total	$161,771.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$66,229,272.61

Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	4

III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$66,229,272.61
Servicing Fee	$1,182,949.37	$1,182,949.37	$0.00	$0.00	$65,046,323.24
Interest - Class A-1 Notes	$36,829.62	$36,829.62	$0.00	$0.00	$65,009,493.62
Interest - Class A-2 Notes	$234,825.00	$234,825.00	$0.00	$0.00	$64,774,668.62
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$64,391,208.62
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$64,240,596.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,240,596.95
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$64,166,399.62
Second Priority Principal Payment	$9,625,093.56	$9,625,093.56	$0.00	$0.00	$54,541,306.06
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$54,478,166.06
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$22,908,166.06
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$22,830,819.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,830,819.56
Regular Principal Payment	$60,680,052.07	$22,830,819.56	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$66,229,272.61

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$9,625,093.56
Third Priority Principal Payment	$31,570,000.00
Regular Principal Payment	$22,830,819.56

Total	$64,025,913.12

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$64,025,913.12	$188.09	$36,829.62	$0.11	$64,062,742.74	$188.20
Class A-2 Notes	$0.00	$0.00	$234,825.00	$0.52	$234,825.00	$0.52
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45

Total	$64,025,913.12	$39.76	$1,020,410.12	$0.63	$65,046,323.24	$40.39

Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$101,875,145.63	0.2992807	$37,849,232.51	0.1111905
Class A-2 Notes	$454,500,000.00	1.0000000	$454,500,000.00	1.0000000
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000

Total	$1,371,835,145.63	0.8518810	$1,307,809,232.51	0.8121223

Pool Information
Weighted Average APR		4.506%		4.480%
Weighted Average Remaining Term		55.79		54.98
Number of Receivables Outstanding		64,481		61,565
Pool Balance		$1,419,539,245.13		$1,358,461,680.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$1,358,002,930.34		$1,299,070,052.07
Pool Factor		0.8618800		0.8247965

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$20,376,925.20
Yield Supplement Overcollateralization Amount	$59,391,628.00
Targeted Overcollateralization Amount	$63,298,287.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,652,447.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	254	$112,707.45
(Recoveries)	2	$442.02

Net Losses for Current Collection Period		$112,265.43
Cumulative Net Losses Last Collection Period		$200,352.01

Cumulative Net Losses for all Collection Periods		$312,617.44

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.09%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.65%	400	$8,805,366.98
61-90 Days Delinquent	0.04%	26	$525,822.53
91-120 Days Delinquent	0.01%	6	$141,110.09
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.70%	432	$9,472,299.60

Repossession Inventory:
Repossessed in the Current Collection Period		33	$893,390.81
Total Repossessed Inventory		42	$1,217,112.56

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0054%
Preceding Collection Period			0.1593%
Current Collection Period			0.0970%
Three Month Average			0.0872%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0177%
Preceding Collection Period			0.0279%
Current Collection Period			0.0520%
Three Month Average			0.0325%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer